K&L Gates LLP

70 W. Madison, Suite 3100

Chicago, IL 60602

312-372-1121

March 30, 2010

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	State Farm Associates’ Funds Trust
State Farm Growth Fund
State Farm Balanced Fund
State Farm Interim Fund
State Farm Municipal Bond Fund
File Nos. 2-27058; 811-1519
Post-Effective Amendment No. 58

Ladies and Gentlemen:

We have acted as counsel to State Farm Associates’ Funds Trust (the “Trust”) in connection with the preparation of Post-Effective Amendment No. 58 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), and we have reviewed a copy of the Amendment being filed with the Securities and Exchange Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ K&L Gates LLP

K&L Gates LLP